Cost of Sales - Summary of Cost of Sales (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of impairment loss and reversal of impairment loss [line items]
Purchases	€ 296,105	€ 226,997	€ 175,816
Change in inventories	9,193	(1,739)	(6,534)
Direct industrial labour	114,807	107,959	102,669
Indirect industrial labour	50,339	42,794	33,798
Industrial depreciation and amortization	46,258	45,296	38,497
Other costs of sales	61,813	46,554	54,272
Total Cost of sales	€ 578,515	€ 467,861	€ 398,518